As filed with the Securities and Exchange Commission on May 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 99.1%
Bank (Money Center): 3.8%
36,400	JPMorgan Chase & Co.	$2,155,608

Bank (Processing): 2.8%
27,000	State Street Corp.	1,580,040

Bank (Regional): 1.7%
29,100	BB&T Corp.	968,157

Bank (Super Regional): 3.8%
44,900	Wells Fargo & Co.	2,171,364

Beverages: 1.9%
10,600	PepsiCo, Inc.	1,086,288

Biotechnology: 3.1%
19,500	Gilead Sciences, Inc.	1,791,270

Broadcasting/Cable Television: 2.9%
40,000	Viacom, Inc.	1,651,200

Computer and Peripherals: 3.5%
2,500	Apple, Inc.	272,475
58,100	Hewlett Packard Enterprise Co.	1,030,113
58,100	HP, Inc.	715,792
		2,018,380
Computer Software and Services: 6.2%
38,800	Microsoft Corp.	2,142,924
77,000	Symantec Corp.	1,415,260
		3,558,184
Diversified Operations: 6.2%
45,500	Johnson Controls, Inc.	1,773,135
17,400	United Technologies Corp.	1,741,740
		3,514,875
Drug (Generic): 3.2%
33,500	Teva Pharmaceutical Industries, Ltd. - ADR	1,792,585

Drug Store: 2.1%
11,700	CVS Health	1,213,641

Electrical Component: 3.7%
33,600	TE Connectivity Ltd.	2,080,512

Financial Services: 5.2%
19,200	American Express Co.	1,178,880
25,700	Capital One Financial Corp.	1,781,267
		2,960,147
Household Products: 2.6%
17,700	The Procter & Gamble Co.	1,456,887

Insurance (Diversified): 5.0%
7,000	Chubb Limited	834,050
45,900	MetLife, Inc.	2,016,846
		2,850,896
Machinery: 2.7%
20,200	Caterpillar, Inc.	1,546,108

Manufacturing - Miscellaneous: 3.5%
32,000	Eaton Corp Plc	2,001,920

Medical Supplies: 4.9%
7,700	Johnson & Johnson	833,140
18,600	Zimmer Biomet Holdings, Inc.	1,983,318
		2,816,458
Motorcycles/Motor Scooter: 1.7%
19,000	Harley Davidson, Inc.	975,270

Oil & Gas Services: 3.1%
23,800	Schlumberger Ltd.	1,755,250

Oil/Gas (Domestic): 2.2%
2,209	California Resources Corp. *	2,276
46,000	Devon Energy Corp.	1,262,240
		1,264,516
Petroleum (Integrated): 3.4%
20,000	Chevron Corp.	1,908,000

Petroleum (Producing): 4.9%
28,700	ConocoPhillips	1,155,749
23,600	Occidental Petroleum Corp.	1,614,948
		2,770,697
Precision Instruments: 2.7%
11,000	Thermo Fisher Scientific, Inc.	1,557,490

Securities Brokerage: 5.3%
59,000	Morgan Stanley	1,475,590
56,000	The Charles Schwab Corp.	1,569,120
		3,044,710
Telecommunications (Equipment): 7.0%
73,000	Cisco Systems, Inc.	2,078,310
37,400	QUALCOMM, Inc.	1,912,636
		3,990,946

TOTAL COMMON STOCKS (Cost $46,045,012)		$56,481,399

SHORT-TERM INVESTMENTS - 0.9%
486,227	Fidelity Institutional Money Market Portfolio	486,227

TOTAL SHORT-TERM INVESTMENTS (Cost $486,227)		$486,227

TOTAL INVESTMENTS (Cost $46,531,239): 100.0%		56,967,626
Other Assets in Excess of Liabilities: 0.0%		8,966
TOTAL NET ASSETS: 100.0%		$56,976,592

* Non-Income Producing
ADR - American Depositary Receipt

The cost basis of investment for federal income tax purposes at March 31, 2016, was as follows+:

Cost of investments		$46,531,239
Gross unrealized appreciation		13,921,893
Gross unrealized depreciation		(3,485,506)
Net unrealized appreciation		$10,436,387

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2016:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock *	$56,481,399	$-	$-	$56,481,399
Total Equity	$56,481,399	$-	$-	$56,481,399
Short-Term Investments	$486,227	$-	$-	$486,227
Total Investments in Securities	$56,967,626	$-	$-	$56,967,626

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  May 24, 2016